Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Hercules Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table sets forth a summary of changes in the estimated fair value of our Hercules Warrant derivative liability for the periods presented ($ in thousands):

Fair Value Measurements of Hercules Common Stock Warrants Using Significant Unobservable Inputs (Level 3)
Balance at January 1, 2016	$84
Change in estimated fair value of liability classified warrants	(38)
Reclassification from liability to additional paid-in capital	(46)
Balance at December 31, 2016	$-

Series D Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
The following table sets forth a summary of changes in the estimated fair value of our Series D Preferred Stock derivative liability for the periods presented ($ in thousands):

Fair Value Measurements of Series D Preferred Stock Derivative Liability Using Significant Unobservable Inputs (Level 3)
Balance at January 1, 2016	$6,529
Change in estimated fair value of Series D Preferred Stock derivative liability	8,694
Series D Preferred Stock conversions	(15,223)
Balance at December 31, 2016	$-